CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.0002	$ 0.0002
Ordinary shares authorized	5,000,000,000	5,000,000,000
Ordinary shares issued	30,000,004	30,000,004
Ordinary shares outstanding	30,000,004	30,000,004